UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31/2012

Date of reporting period: 10/31/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.52%

Aerospace & Defense 2.49%

Lockheed Martin Corp.	13,300	$1,246
United Technologies Corp.	22,200	1,735

Total		2,981

Airlines 0.43%

Copa Holdings SA Class A (Panama)(a)	5,500	511

Auto Components 0.78%

Johnson Controls, Inc.	36,500	940

Automobiles 0.25%

Ford Motor Co.	27,100	302

Capital Markets 2.36%

Ares Capital Corp.	110,004	1,921
Morgan Stanley	52,100	905

Total		2,826

Chemicals 1.86%

CF Industries Holdings, Inc.	2,250	462
Kronos Worldwide, Inc.	32,800	438
Mosaic Co. (The)	25,500	1,334

Total		2,234

Commercial Banks 4.67%

BB&T Corp.	46,100	1,335
Comerica, Inc.	61,000	1,818
Wells Fargo & Co.	72,600	2,446

Total		5,599

Communications Equipment 2.18%

Cisco Systems, Inc.	152,300	2,610

Computers & Peripherals 1.22%

Hewlett-Packard Co.	52,500	727
NCR Corp.*	34,300	730

Total		1,457

Consumer Finance 2.03%

Capital One Financial Corp.	40,500	2,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Diversified Financial Services 6.52%

Bank of America Corp.	266,000	$2,479
Citigroup, Inc.	59,800	2,236
JPMorgan Chase & Co.	74,500	3,105

Total		7,820

Diversified Telecommunication Services 3.08%

AT&T, Inc.	84,400	2,920
Verizon Communications, Inc.	17,300	772

Total		3,692

Electric: Utilities 3.39%

Edison International	5,300	249
NV Energy, Inc.	92,400	1,756
PPL Corp.	69,800	2,065

Total		4,070

Electrical Equipment 1.21%

Emerson Electric Co.	29,900	1,448

Electronic Equipment, Instruments & Components 0.62%

Jabil Circuit, Inc.	43,200	749

Energy Equipment & Services 1.58%

Atwood Oceanics, Inc.*	18,100	865
Rowan Cos., plc Class A*	32,300	1,024

Total		1,889

Food & Staples Retailing 1.80%

Kroger Co. (The)	69,300	1,748
Walgreen Co.	11,800	416

Total		2,164

Food Products 1.30%

Kellogg Co.	29,700	1,554

Health Care Equipment & Supplies 4.47%

Baxter International, Inc.	30,800	1,929
Becton, Dickinson & Co.	22,600	1,710
Stryker Corp.	32,600	1,715

Total		5,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services 0.61%

Community Health Systems, Inc.*	9,100	$250
HCA Holdings, Inc.	16,900	480

Total		730

Household Products 2.05%

Kimberly-Clark Corp.	17,400	1,452
Procter & Gamble Co. (The)	14,600	1,011

Total		2,463

Industrial Conglomerates 3.12%

3M Co.	20,600	1,805
General Electric Co.	92,000	1,937

Total		3,742

Information Technology Services 0.75%

Paychex, Inc.	27,900	905

Insurance 8.27%

ACE Ltd. (Switzerland)(a)	7,800	614
Aflac, Inc.	35,600	1,772
Allstate Corp. (The)	30,400	1,215
Berkshire Hathaway, Inc. Class B*	8,500	734
Everest Re Group Ltd.	8,000	888
Hartford Financial Services Group, Inc. (The)	50,200	1,090
Marsh & McLennan Cos., Inc.	22,600	769
Prudential Financial, Inc.	12,300	702
Travelers Cos., Inc. (The)	30,000	2,128

Total		9,912

Leisure Equipment & Products 1.44%

Hasbro, Inc.	48,000	1,728

Machinery 0.64%

Ingersoll-Rand plc (Ireland)(a)	16,300	767

Media 2.26%

Comcast Corp. Class A	8,500	319
Time Warner, Inc.	55,100	2,394

Total		2,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Metals & Mining 1.38%

Freeport-McMoRan Copper & Gold, Inc.	42,500	$1,652

Multi-Line Retail 1.73%

Kohl’s Corp.	33,600	1,790
Target Corp.	4,400	281

Total		2,071

Multi-Utilities 2.95%

AES Corp. (The)	179,200	1,873
PG&E Corp.	39,100	1,662

Total		3,535

Oil, Gas & Consumable Fuels 14.58%

Anadarko Petroleum Corp.	27,000	1,858
Chevron Corp.	34,700	3,824
Denbury Resources, Inc.*	84,200	1,291
Exxon Mobil Corp.	95,200	8,679
Phillips 66	20,700	976
Valero Energy Corp.	29,300	853

Total		17,481

Pharmaceuticals 6.93%

Eli Lilly & Co.	4,600	224
Johnson & Johnson	9,600	680
Merck & Co., Inc.	61,500	2,806
Mylan, Inc.*	75,700	1,918
Pfizer, Inc.	49,300	1,226
Watson Pharmaceuticals, Inc.*	16,900	1,453

Total		8,307

Real Estate Investment Trusts 3.24%

Brandywine Realty Trust	19,600	227
Camden Property Trust	7,500	492
Health Care REIT, Inc.	9,400	559
Home Properties, Inc.	8,000	486
Liberty Property Trust	13,800	485
Mid-America Apartment Communities, Inc.	7,200	466
Senior Housing Properties Trust	11,000	242
Simon Property Group, Inc.	3,750	571
Ventas, Inc.	5,700	360

Total		3,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Road & Rail 1.53%

CSX Corp.	89,700	$1,836

Semiconductors & Semiconductor Equipment 1.65%

Analog Devices, Inc.	13,600	532
Broadcom Corp. Class A*	26,200	826
Maxim Integrated Products, Inc.	22,700	625

Total		1,983

Specialty Retail 1.53%

Home Depot, Inc. (The)	29,900	1,835

Tobacco 2.62%

Altria Group, Inc.	41,000	1,304
Philip Morris International, Inc.	20,700	1,833

Total		3,137

Total Common Stocks (cost $115,076,508)		119,322

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement

Repurchase Agreement dated 10/31/2012, 0.01% due 11/1/2012 with Fixed Income Clearing Corp. collateralized by $110,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $115,241; proceeds: $111,341 (cost $111,341)	$111	111

Total Investments in Securities 99.61% (cost $115,187,849)		119,433

Other Assets in Excess of Liabilities 0.39%		465

Net Assets 100.00%		$119,898

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.60%

Aerospace & Defense 0.77%

Triumph Group, Inc.	20,200	$1,321

Airlines 0.44%

Copa Holdings SA Class A (Panama)(a)	8,100	752

Auto Components 1.93%

Lear Corp.	42,500	1,810
TRW Automotive Holdings Corp.*	13,600	633
WABCO Holdings, Inc.*	14,500	849

Total		3,292

Beverages 0.65%

Coca-Cola Enterprises, Inc.	35,400	1,113

Capital Markets 3.28%

Ares Capital Corp.	168,300	2,939
Federated Investors, Inc. Class B	114,600	2,663

Total		5,602

Chemicals 4.23%

Ashland, Inc.	42,200	3,002
CF Industries Holdings, Inc.	15,550	3,191
Huntsman Corp.	27,100	408
Kronos Worldwide, Inc.	46,200	617

Total		7,218

Commercial Banks 4.85%

Comerica, Inc.	95,900	2,859
First Niagara Financial Group, Inc.	313,400	2,595
M&T Bank Corp.	16,100	1,676
SunTrust Banks, Inc.	41,900	1,139

Total		8,269

Computers & Peripherals 1.18%

Diebold, Inc.	10,200	303
NCR Corp.*	48,800	1,038
NetApp, Inc.*	25,000	673

Total		2,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Construction & Engineering 2.06%

Fluor Corp.	48,200	$2,692
URS Corp.	24,600	824

Total		3,516

Containers & Packaging 2.30%

Owens-Illinois, Inc.*	24,800	483
Rock-Tenn Co. Class A	40,300	2,950
Sealed Air Corp.	30,100	488

Total		3,921

Diversified Financial Services 1.61%

NASDAQ OMX Group, Inc. (The)	94,500	2,250
NYSE Euronext	20,100	498

Total		2,748

Electric: Utilities 8.53%

Edison International	54,000	2,535
Entergy Corp.	34,900	2,533
Great Plains Energy, Inc.	120,200	2,697
NV Energy, Inc.	156,700	2,979
PPL Corp.	129,200	3,822

Total		14,566

Electronic Equipment, Instruments & Components 0.86%

Jabil Circuit, Inc.	85,100	1,476

Energy Equipment & Services 2.17%

Nabors Industries Ltd.*	89,300	1,205
Rowan Cos., plc Class A*	78,600	2,492

Total		3,697

Food Products 3.85%

Bunge Ltd.	21,900	1,556
Campbell Soup Co.	75,000	2,645
Ingredion, Inc.	38,700	2,378

Total		6,579

Health Care Equipment & Supplies 1.39%

St. Jude Medical, Inc.	61,900	2,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services 3.41%

CIGNA Corp.	49,300	$2,515
Community Health Systems, Inc.*	51,900	1,423
HCA Holdings, Inc.	66,500	1,889

Total		5,827

Hotels, Restaurants & Leisure 0.65%

Brinker International, Inc.	36,100	1,112

Household Durables 1.34%

Leggett & Platt, Inc.	67,100	1,780
Newell Rubbermaid, Inc.	24,900	514

Total		2,294

Information Technology Services 2.01%

Broadridge Financial Solutions, Inc.	54,200	1,244
Paychex, Inc.	67,400	2,186

Total		3,430

Insurance 8.35%

Aspen Insurance Holdings Ltd.	42,100	1,362
Everest Re Group Ltd.	27,400	3,043
Hanover Insurance Group, Inc. (The)	10,300	372
Hartford Financial Services Group, Inc. (The)	93,900	2,039
Lincoln National Corp.	74,100	1,837
Protective Life Corp.	55,500	1,515
RenaissanceRe Holdings Ltd.	33,800	2,750
Unum Group	65,500	1,328

Total		14,246

Leisure Equipment & Products 1.86%

Hasbro, Inc.	68,241	2,456
Mattel, Inc.	19,400	713

Total		3,169

Machinery 5.66%

Eaton Corp.	80,800	3,815
Flowserve Corp.	10,100	1,368
IDEX Corp.	17,500	744
Ingersoll-Rand plc (Ireland)(a)	36,900	1,735
PACCAR, Inc.	18,400	798
Timken Co. (The)	30,400	1,201

Total		9,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Media 0.45%

McGraw-Hill Cos., Inc. (The)	14,000	$774

Multi-Line Retail 2.11%

Kohl’s Corp.	67,600	3,602

Multi-Utilities 1.75%

AES Corp. (The)	286,300	2,992

Office Electronics 0.79%

Xerox Corp.	209,600	1,350

Oil, Gas & Consumable Fuels 6.53%

Denbury Resources, Inc.*	187,000	2,866
Noble Energy, Inc.	22,300	2,119
SM Energy Co.	32,718	1,764
Tesoro Corp.	14,400	543
Valero Energy Corp.	132,300	3,850

Total		11,142

Personal Products 0.43%

Avon Products, Inc.	47,100	729

Pharmaceuticals 2.78%

Mylan, Inc.*	105,500	2,673
Watson Pharmaceuticals, Inc.*	24,000	2,063

Total		4,736

Professional Services 1.13%

Towers Watson & Co. Class A	35,800	1,923

Real Estate Investment Trusts 11.81%

Alexandria Real Estate Equities, Inc.	10,100	711
American Capital Agency Corp.	42,200	1,393
Annaly Capital Management, Inc.	37,500	605
AvalonBay Communities, Inc.	2,500	339
BioMed Realty Trust, Inc.	45,800	876
Boston Properties, Inc.	3,700	393
Brandywine Realty Trust	61,200	710
Camden Property Trust	11,700	768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts (continued)

CBL & Associates Properties, Inc.	41,400	$926
CommonWealth REIT	50,000	686
DDR Corp.	56,900	874
HCP, Inc.	15,900	704
Health Care REIT, Inc.	26,300	1,563
Home Properties, Inc.	12,500	760
Host Hotels & Resorts, Inc.	17,500	253
Kimco Realty Corp.	61,600	1,202
Liberty Property Trust	25,200	885
Macerich Co. (The)	7,400	422
Mack-Cali Realty Corp.	29,400	764
Mid-America Apartment Communities, Inc.	10,200	660
Plum Creek Timber Co., Inc.	10,500	461
ProLogis, Inc.	17,000	583
Senior Housing Properties Trust	39,300	864
Ventas, Inc.	28,900	1,829
Vornado Realty Trust	6,900	553
Weyerhaeuser Co.	13,200	366

Total		20,150

Semiconductors & Semiconductor Equipment 4.15%

Analog Devices, Inc.	52,800	2,065
Avago Technologies Ltd. (Singapore)(a)	18,100	598
Marvell Technology Group Ltd.	149,400	1,179
Maxim Integrated Products, Inc.	104,800	2,884
Skyworks Solutions, Inc.*	15,500	363

Total		7,089

Software 0.69%

Activision Blizzard, Inc.	107,800	1,174

Specialty Retail 0.85%

Sally Beauty Holdings, Inc.*	13,300	320
Tiffany & Co.	17,800	1,126

Total		1,446

Textiles, Apparel & Luxury Goods 0.29%

Deckers Outdoor Corp.*	17,300	495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND October 31, 2012

Investments	Shares	Fair Value (000)

Thrifts & Mortgage Finance 1.51%

People’s United Financial, Inc.	214,200	$2,577

Tobacco 0.52%

Lorillard, Inc.	7,700	893

Wireless Telecommunication Services 0.43%

Telephone & Data Systems, Inc.	29,600	736

Total Common Stocks (cost $166,764,469)		169,999

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement

Repurchase Agreement dated 10/31/2012, 0.01% due 11/1/2012 with Fixed Income Clearing Corp. collateralized by $360,000 of Federal Home Loan Mortgage Corp. at 0.54% due 9/22/2014 value: $360,635; proceeds: $352,620 (cost $352,620)	$353	353

Total Investments in Securities 99.81% (cost $167,117,089)		170,352

Other Assets in Excess of Liabilities 0.19%		328

Net Assets 100.00%		$170,680

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.00%

Aerospace & Defense 4.06%

DigitalGlobe, Inc.*	456,000	$11,829
Esterline Technologies Corp.*	168,124	9,716
HEICO Corp.	134,145	5,182
HEICO Corp. Class A	166,783	5,083

Total		31,810

Biotechnology 0.66%

Dynavax Technologies Corp.*	1,252,820	5,187

Chemicals 0.50%

HB Fuller Co.	129,200	3,928

Commercial Banks 6.31%

Columbia Banking System, Inc.	222,054	3,933
IBERIABANK Corp.	222,582	11,082
PacWest Bancorp	273,079	6,144
SCBT Financial Corp.	98,653	3,914
SVB Financial Group*	135,900	7,691
Synovus Financial Corp.	2,627,100	6,436
Wintrust Financial Corp.	278,500	10,291

Total		49,491

Commercial Services & Supplies 2.27%

Encore Capital Group, Inc.*	253,417	7,349
Portfolio Recovery Associates, Inc.*	99,654	10,429

Total		17,778

Construction & Engineering 2.27%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	163,100	6,124
Foster Wheeler AG (Switzerland) *(a)	522,296	11,632

Total		17,756

Construction Materials 0.56%

Berry Plastics Group, Inc.*	309,600	4,387

Distributors 1.43%

Pool Corp.	266,382	11,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Shares		Fair Value (000)

Diversified Consumer Services 1.93%

K12, Inc.*	278,100		$5,693
Sotheby’s	302,600		9,420

Total			15,113

Diversified Financial Services 0.48%

PHH Corp.*	179,600		3,738

Electronic Equipment, Instruments & Components 1.24%

Itron, Inc.*	95,107		3,905
Mercury Computer Systems, Inc.*	711,100		5,828

Total			9,733

Energy Equipment & Services 1.57%

Hornbeck Offshore Services, Inc.*	77,700		2,691
ION Geophysical Corp.*	1,183,400		7,645
North Atlantic Drilling Ltd. (b)	991,319	NOK	2,000

Total			12,336

Food & Staples Retailing 1.79%

Casey’s General Stores, Inc.	210,200		10,836
Harris Teeter Supermarkets, Inc.	85,400		3,198

Total			14,034

Food Products 1.35%

J & J Snack Foods Corp.	184,432		10,562

Health Care Equipment & Supplies 2.17%

Hill-Rom Holdings, Inc.	235,600		6,618
Masimo Corp. *	471,401		10,357

Total			16,975

Health Care Providers & Services 5.57%

Centene Corp.*	293,971		11,165
ExamWorks Group, Inc.*	775,700		10,875
Hanger, Inc.*	144,700		3,668
Providence Service Corp. (The)*	549,800		5,608
Tenet Healthcare Corp.*	521,525		12,308

Total			43,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Shares	Fair Value (000)

Hotels, Restaurants & Leisure 2.40%

Bally Technologies, Inc.*	168,300	$8,402
Life Time Fitness, Inc.*	231,220	10,379

Total		18,781

Household Products 0.77%

Central Garden & Pet Co.*	542,200	6,008

Information Technology Services 4.59%

Cardtronics, Inc.*	685,963	19,488
FleetCor Technologies, Inc. *	348,240	16,510

Total		35,998

Insurance 3.54%

Endurance Specialty Holdings Ltd.	202,900	8,228
First American Financial Corp.	452,500	10,294
RLI Corp.	135,610	9,246

Total		27,768

Internet & Catalog Retail 0.32%

Kayak Software Corp.*	76,000	2,518

Internet Software & Services 1.94%

Constant Contact, Inc.*	81,073	1,001
NIC, Inc.	738,070	10,554
WebMD Health Corp. *	247,100	3,684

Total		15,239

Life Sciences Tools & Services 1.63%

Covance, Inc.*	261,600	12,743

Machinery 3.83%

Middleby Corp. (The)*	132,689	16,579
Oshkosh Corp. *	447,900	13,428

Total		30,007

Media 1.34%

John Wiley & Sons, Inc. Class A	241,469	10,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Shares		Fair Value (000)

Metals & Mining 8.47%

Allied Nevada Gold Corp.*	209,400		$7,731
AuRico Gold, Inc. (Canada)*(a)	1,593,900		13,309
Detour Gold Corp.*(b)	482,100	CAD	13,583
Molycorp, Inc.*	1,006,500		10,468
New Gold, Inc. (Canada)*(a)	953,700		11,187
Osisko Mining Corp. (Canada) *(a)	1,030,900		10,061

Total			66,339

Oil, Gas & Consumable Fuels 6.27%

Endeavour International Corp.*	793,000		5,757
Energy XXI Bermuda Ltd.	397,300		13,150
McMoRan Exploration Co.*	936,100		11,168
Plains Exploration & Production Co.*	426,700		15,216
Ship Finance International Ltd.	249,200		3,833

Total			49,124

Paper & Forest Products 0.60%

KapStone Paper and Packaging Corp.*	214,900		4,721

Professional Services 1.59%

CRA International, Inc.*	144,937		2,426
Mistras Group, Inc.*	455,505		10,062

Total			12,488

Real Estate Investment Trusts 4.54%

Pebblebrook Hotel Trust	518,855		11,010
American Campus Communities, Inc.	236,300		10,707
Mid-America Apartment Communities, Inc.	152,900		9,894
Post Properties, Inc.	81,600		3,983

Total			35,594

Real Estate Management & Development 3.99%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	121,800		13,824
Jones Lang LaSalle, Inc.	224,786		17,475

Total			31,299

Semiconductors & Semiconductor Equipment 3.84%

Cypress Semiconductor Corp.*	600,900		5,955
Semtech Corp.*	609,517		15,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Shares	Fair Value (000)

Semiconductors & Semiconductor Equipment (continued)

Silicon Laboratories, Inc.*	219,803	$8,884

Total		30,059

Software 2.49%

Informatica Corp.*	222,200	6,031
SS&C Technologies Holdings, Inc. *	559,732	13,450

Total		19,481

Specialty Retail 3.39%

Aaron’s, Inc.	148,417	4,576
DSW, Inc. Class A	178,800	11,191
Hibbett Sports, Inc. *	200,700	10,836

Total		26,603

Textiles, Apparel & Luxury Goods 1.24%

Crocs, Inc. *	771,000	9,715

Thrifts & Mortgage Finance 2.95%

Webster Financial Corp.	353,500	7,777
Ocwen Financial Corp.*	397,788	15,343

Total		23,120

Trading Companies & Distributors 3.11%

DXP Enterprises, Inc.*	200,200	9,856
Titan Machinery, Inc.*	185,634	4,390
WESCO International, Inc. *	155,800	10,108

Total		24,354

Total Common Stocks (cost $692,228,676)		760,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT EQUITY TRUST - SMALL CAP BLEND FUND October 31, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 3.44%

Repurchase Agreement

Repurchase Agreement dated 10/31/2012, 0.01% due 11/1/2012 with Fixed Income Clearing Corp. collateralized by $26,265,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $27,516,291; proceeds: $26,973,448 (cost $26,973,440)	$26,973	$26,973

Total Investments in Securities 100.44% (cost $719,202,116)		787,079

Liabilities in Excess of Other Assets (0.44)%		(3,469)

Net Assets 100.00%		$783,610

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust currently consists of the following three funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”), Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”) and Lord Abbett Small-Cap Blend Fund (“Small Cap Blend Fund”).

Each of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s investment objective is total return. Small Cap Blend Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2012 in valuing each Fund’s investments carried at fair value:

	Calibrated Large Cap Value				Calibrated Mid Cap Value

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$119,322	$—	$—	$119,322	$169,999	$—	$—	$169,999
Repurchase Agreement	—	111	—	111	—	353	—	353

Total	$119,322	$111	$—	$119,433	$169,999	$353	$—	$170,352

	Small Cap Blend Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$760,106	$—	$—	$760,106
Repurchase Agreement	—	26,973	—	26,973

Total	$760,106	$26,973	$—	$787,079

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund	Small Cap Blend Fund

Tax cost	$115,304,797	$167,554,391	$724,954,528

Gross unrealized gain	6,024,530	6,823,076	87,819,708
Gross unrealized loss	(1,896,104)	(4,025,047)	(25,695,701)

Net unrealized security gain	$4,128,426	$2,798,029	$62,124,007

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: December 19, 2012

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 19, 2012